Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Altium Ltd.	6,514	$294,513
AUB Group Ltd.	13,355	280,881
Bapcor Ltd.	80,499	274,703
Brickworks Ltd.	13,720	239,045
CAR Group Ltd.	43,588	1,020,488
Charter Hall Group	108,052	803,475
Computershare Ltd.	108,209	1,892,556
CSL Ltd.	40,897	8,019,786
IPH Ltd.	83,091	346,241
Johns Lyng Group Ltd.	18,337	69,364
Netwealth Group Ltd.	9,942	146,301
Northern Star Resources Ltd.	161,988	1,406,713
Pro Medicus Ltd.(a)	1,059	100,576
PSC Insurance Group Ltd.	32,623	131,665
Steadfast Group Ltd.	192,544	790,226
Technology One Ltd.	18,966	233,834
		16,050,367
Austria — 0.1%
Telekom Austria AG, Class A	31,340	312,813

Belgium — 0.3%
Elia Group SA/NV	3,924	366,489
Lotus Bakeries NV	14	144,385
UCB SA	7,979	1,184,777
		1,695,651
Brazil — 0.4%
Localiza Rent a Car SA	198,115	1,488,494
WEG SA	125,024	943,590
		2,432,084
Canada — 20.0%
Agnico Eagle Mines Ltd.	62,212	4,069,098
Alimentation Couche-Tard Inc.	31,997	1,795,556
Atco Ltd., Class I, NVS	19,253	548,437
Brookfield Asset Management Ltd.	75,658	2,880,208
Canadian Imperial Bank of Commerce	260,604	12,391,572
Canadian National Railway Co.	51,942	6,137,892
Canadian Natural Resources Ltd.	425,459	15,154,868
Canadian Tire Corp. Ltd., Class A, NVS	13,136	1,303,374
Canadian Western Bank	26,727	847,496
Cargojet Inc.	871	89,134
CCL Industries Inc., Class B, NVS	11,307	594,588
Cogeco Communications Inc.	2,569	96,879
Dollarama Inc.	3,532	322,490
Empire Co. Ltd., NVS	16,325	417,299
Enghouse Systems Ltd.	5,502	121,337
EQB Inc.(a)	2,665	181,634
Finning International Inc.	18,807	551,404
FirstService Corp.	1,146	174,407
Fortis Inc./Canada	107,717	4,186,479
Franco-Nevada Corp.	11,228	1,331,224
George Weston Ltd.	4,160	598,404
Great-West Lifeco Inc.	74,995	2,187,822
Hydro One Ltd.(b)	46,964	1,368,017
iA Financial Corp. Inc.	18,478	1,160,371
Imperial Oil Ltd.	19,563	1,333,896
Intact Financial Corp.	18,346	3,057,689
Loblaw Companies Ltd.	8,506	986,735
Magna International Inc.	58,990	2,472,488
Manulife Financial Corp.	403,601	10,747,549
Maple Leaf Foods Inc.	13,744	230,264
Security	Shares	Value

Canada (continued)
Metro Inc./CN	20,122	$1,114,759
North West Co. Inc. (The)	9,513	288,161
Open Text Corp.	48,497	1,456,275
Parkland Corp.	25,245	707,683
Power Corp. of Canada	155,874	4,331,954
Premium Brands Holdings Corp., Class A	7,773	535,397
RB Global Inc.	12,575	959,084
Royal Bank of Canada	170,668	18,170,238
Saputo Inc.	31,319	703,278
Stantec Inc.	4,074	341,066
Stella-Jones Inc.	3,162	206,331
Sun Life Financial Inc.	140,158	6,872,409
TFI International Inc.	4,260	618,549
TMX Group Ltd.	27,921	777,188
Toromont Industries Ltd.	6,322	559,763
Toronto-Dominion Bank (The)	327,358	17,994,460
Tourmaline Oil Corp.	27,727	1,257,601
Waste Connections Inc.	8,567	1,503,115
Wheaton Precious Metals Corp.	26,627	1,396,115
		137,132,037
China — 3.4%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	20,587
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	25,212
Bank of Chengdu Co. Ltd., Class A	91,700	190,725
Bank of Communications Co. Ltd., Class A	974,000	996,147
China Coal Energy Co. Ltd.	61,500	105,134
China Coal Energy Co. Ltd., Class H	594,000	693,776
China Construction Bank Corp., Class A	244,200	247,424
China Foods Ltd.	210,000	76,642
China Merchants Bank Co. Ltd., Class A	510,700	2,388,968
China Merchants Bank Co. Ltd., Class H	1,297,000	5,893,749
China Merchants Energy Shipping Co. Ltd., Class A	99,800	115,516
China National Nuclear Power Co. Ltd., Class A	148,100	216,155
China Overseas Property Holdings Ltd.	160,000	95,745
China Railway Group Ltd., Class A	339,800	302,957
CSPC Pharmaceutical Group Ltd.	2,132,000	1,697,901
ENN Energy Holdings Ltd.	202,800	1,670,528
Greentown China Holdings Ltd.	380,500	298,659
Guangdong Construction Engineering Group Co. Ltd.	35,300	16,510
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd.	42,000	111,050
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A	5,600	20,832
Haier Smart Home Co. Ltd., Class A	307,000	1,023,183
Haohua Chemical Science & Technology Co.
Ltd., NVS	6,300	24,940
Huaibei Mining Holdings Co. Ltd.	74,300	170,372
Huaxia Bank Co. Ltd., Class A	434,300	380,512
IEIT Systems Co. Ltd., Class A	2,500	12,365
Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,800	49,298
Jiangsu Pacific Quartz Co. Ltd., NVS	44,500	180,511
Kweichow Moutai Co. Ltd., Class A	9,300	1,864,966
Lao Feng Xiang Co. Ltd.	3,000	23,898
Luzhou Laojiao Co. Ltd., Class A	17,600	345,211
Metallurgical Corp. of China Ltd., Class A	241,600	102,513
NAURA Technology Group Co. Ltd., Class A	800	34,924
Ping An Insurance Group Co. of China Ltd., Class A	297,000	1,678,196
Shanghai Tunnel Engineering Co. Ltd., Class A	83,600	74,688
Shede Spirits Co. Ltd.	3,000	23,204
Sinoma Science & Technology Co. Ltd., Class A	35,200	62,148
Tsingtao Brewery Co. Ltd., Class A	5,900	58,728
Tsingtao Brewery Co. Ltd., Class H	96,000	638,528

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	50,100	$876,569
Xi’An Shaangu Power Co. Ltd.	35,800	39,281
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	1,400	39,717
Zhengzhou Coal Mining Machinery Group Co. Ltd.	33,800	68,522
Zhongsheng Group Holdings Ltd.	382,500	558,747
		23,515,238
Colombia — 0.1%
Grupo Argos SA	77,194	313,926
Grupo Nutresa SA	16,791	209,545
		523,471
Denmark — 3.5%
Carlsberg A/S, Class B	16,410	1,970,085
DSV A/S	6,886	1,056,988
Novo Nordisk A/S, Class B	144,846	20,725,254
Scandinavian Tobacco Group A/S, Class A(b)	27,008	381,236
		24,133,563
Finland — 0.3%
Huhtamaki OYJ	15,409	616,223
Valmet OYJ	48,556	1,389,638
		2,005,861
France — 4.9%
Equasens	615	35,104
Sanofi SA	212,130	20,458,482
Schneider Electric SE	55,406	13,283,354
		33,776,940
Germany — 4.9%
Atoss Software SE	673	80,489
Bechtle AG	7,626	358,718
Brenntag SE	25,423	1,715,034
Deutsche Boerse AG	23,989	4,903,272
E.ON SE	611,659	8,038,843
FUCHS SE	6,114	218,091
Nemetschek SE	2,442	238,405
SAP SE	85,992	17,273,692
Symrise AG, Class A	7,976	975,920
		33,802,464
Greece — 0.1%
Metlen Energy & Metals SA	20,880	779,493

Hong Kong — 2.0%
AIA Group Ltd.	1,999,400	13,527,435
United Laboratories International Holdings Ltd. (The)(a)	218,000	230,608
		13,758,043
India — 4.4%
Asian Paints Ltd.	42,507	1,484,122
Astral Ltd.	1,010	28,794
Balaji Amines Ltd.	207	5,672
Berger Paints India Ltd.	8,308	50,189
Bharat Electronics Ltd.	159,163	582,481
CRISIL Ltd.	1,341	68,318
Grindwell Norton Ltd.	1,626	53,303
Honeywell Automation India Ltd.	55	37,349
Indraprastha Gas Ltd.	18,763	113,137
Infosys Ltd.	963,043	18,073,113
ITC Ltd.	569,168	2,896,830
KEI Industries Ltd.	334	17,691
LTIMindtree Ltd.(b)	7,094	457,009
Mphasis Ltd.	10,710	314,636
NHPC Ltd., NVS	333,713	402,286
Security	Shares	Value

India (continued)
Persistent Systems Ltd., NVS	4,058	$206,059
Pidilite Industries Ltd.	5,634	213,176
Redington Ltd.	138,021	354,030
Reliance Industries Ltd.	83,516	3,130,733
Schaeffler India Ltd.	1,981	112,267
Sun Pharmaceutical Industries Ltd.	60,961	1,110,080
Tata Elxsi Ltd.	1,903	159,541
Vinati Organics Ltd.	164	3,727
ZF Commercial Vehicle Control Systems India Ltd.	20	3,730
		29,878,273
Indonesia — 0.9%
Bank Central Asia Tbk PT	10,207,400	6,176,400

Ireland — 0.5%
Kerry Group PLC, Class A	14,608	1,183,819
Smurfit Kappa Group PLC	55,444	2,472,949
		3,656,768
Italy — 3.8%
Buzzi SpA	7,877	317,190
DiaSorin SpA	1,687	167,823
Enel SpA	2,902,961	20,143,039
Interpump Group SpA	2,850	126,446
Iren SpA	241,557	502,666
Italgas SpA	227,260	1,122,290
Recordati Industria Chimica e Farmaceutica SpA	15,416	802,369
Reply SpA	1,210	178,413
Terna - Rete Elettrica Nazionale	381,117	2,937,890
		26,298,126
Japan — 19.8%
AGC Inc.	44,600	1,451,225
Aica Kogyo Co. Ltd.	10,600	231,223
Air Water Inc.	32,600	442,978
Alfresa Holdings Corp.	26,700	366,972
ASKUL Corp.	3,200	43,461
Astellas Pharma Inc.	431,000	4,252,133
Chiba Bank Ltd. (The)	86,000	770,842
CyberAgent Inc.	35,100	219,978
Daihen Corp.	2,200	114,338
DCM Holdings Co. Ltd.	15,800	143,662
Dentsu Soken Inc.	2,100	69,049
DTS Corp.	4,400	115,508
eGuarantee Inc.	2,500	22,622
Elecom Co. Ltd.	4,900	49,822
EXEO Group Inc.	37,700	376,420
Fuji Soft Inc.	2,900	130,997
FUJIFILM Holdings Corp.	80,200	1,881,227
Fujimi Inc.	7,000	132,403
Fujitsu General Ltd.	3,700	47,980
Fujitsu Ltd.	96,500	1,513,456
Future Corp.	4,500	42,904
Goldwin Inc.	3,200	175,255
G-Tekt Corp.	3,900	47,485
Heiwa Real Estate Co. Ltd.	5,200	127,284
Hitachi Ltd.	262,800	5,917,286
Hogy Medical Co. Ltd.	2,300	56,656
Hulic Co. Ltd.	99,800	887,052
Inpex Corp.	159,100	2,336,460
Japan Elevator Service Holdings Co. Ltd.	2,200	35,470
Japan Material Co. Ltd.	2,600	35,968
JCU Corp.	1,900	47,355
Kameda Seika Co. Ltd.	1,100	29,045

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kandenko Co. Ltd.	11,400	$122,589
Kao Corp.	55,300	2,238,929
Katitas Co. Ltd.	8,600	93,090
KDDI Corp.	264,700	7,012,302
KeePer Technical Laboratory Co. Ltd.(a)	600	15,294
Kobayashi Pharmaceutical Co. Ltd.	5,000	162,382
Kohnan Shoji Co. Ltd.	2,500	64,980
Kokuyo Co. Ltd.	13,400	225,111
Komeri Co. Ltd.	2,300	50,177
Kubota Corp.	133,200	1,871,857
Kurita Water Industries Ltd.	7,200	305,942
Kusuri no Aoki Holdings Co. Ltd.	1,000	18,852
Kyowa Kirin Co. Ltd.	26,200	449,085
Lasertec Corp.	2,300	516,305
Life Corp.	2,700	66,176
M3 Inc.	32,600	311,917
Maruwa Co. Ltd./Aichi	200	47,883
Maruzen Showa Unyu Co. Ltd.	2,300	78,547
Max Co. Ltd.	3,800	91,270
MCJ Co. Ltd.	9,600	90,268
Medipal Holdings Corp.	28,900	440,589
Mimasu Semiconductor Industry Co. Ltd.(a)	1,700	39,150
Mitsubishi Corp.	474,000	9,317,840
Mitsubishi UFJ Financial Group Inc.	1,591,300	17,173,353
Monogatari Corp. (The)	1,000	21,101
MonotaRO Co. Ltd.	14,000	163,962
Morinaga & Co. Ltd./Japan	9,300	144,458
MS&AD Insurance Group Holdings Inc.	202,800	4,527,714
Murata Manufacturing Co. Ltd.	173,100	3,584,619
NEC Corp.	12,700	1,047,198
NEC Networks & System Integration Corp.	9,000	137,743
Nichias Corp.	7,100	208,772
Nichirei Corp.	12,700	280,253
Nippon Gas Co. Ltd.	16,700	252,171
Nippon Sanso Holdings Corp.	9,500	282,122
Nippon Shinyaku Co. Ltd.	12,600	254,740
Nippon Telegraph & Telephone Corp.	5,108,900	4,830,991
Nissan Chemical Corp.	24,200	769,190
Nisshin Seifun Group Inc.	35,400	408,540
Nitori Holdings Co. Ltd.	3,600	381,121
Nitto Denko Corp.	15,300	1,213,548
Nomura Real Estate Holdings Inc.	17,700	445,569
Nomura Research Institute Ltd.	27,200	768,773
NTT Data Group Corp.	31,200	460,919
Obic Co. Ltd.	5,000	645,161
Okinawa Cellular Telephone Co.	3,100	75,735
Open House Group Co. Ltd.	13,500	414,789
Oracle Corp./Japan	2,200	151,810
Organo Corp.	1,600	82,216
PALTAC Corp.	3,600	98,377
Pan Pacific International Holdings Corp.	14,800	346,199
Raito Kogyo Co. Ltd.	8,700	113,616
Riken Keiki Co. Ltd.	2,000	52,571
Rinnai Corp.	10,200	232,567
Rohto Pharmaceutical Co. Ltd.	9,600	200,981
S Foods Inc.	2,000	36,287
Sangetsu Corp.	13,500	250,696
SBS Holdings Inc.	2,200	36,708
SCSK Corp.	15,400	308,100
Sekisui House Ltd.	117,900	2,620,349
Seven & i Holdings Co. Ltd.	237,500	2,902,288
Shin-Etsu Chemical Co. Ltd.	174,200	6,773,181
Security	Shares	Value

Japan (continued)
Shin-Etsu Polymer Co. Ltd.	5,200	$48,976
Shionogi & Co. Ltd.	39,300	1,530,677
Ship Healthcare Holdings Inc.	7,700	114,125
SHO-BOND Holdings Co. Ltd.	5,000	179,195
Shoei Co. Ltd.	7,900	96,437
SMS Co. Ltd.	3,800	48,268
Sompo Holdings Inc.	148,800	3,187,845
Sony Group Corp.	39,900	3,400,323
Strike Co. Ltd.	900	25,834
Sumitomo Mitsui Financial Group Inc.	187,200	12,565,777
Sumitomo Realty & Development Co. Ltd.	30,800	908,842
Sundrug Co. Ltd.	10,300	259,867
Taiyo Yuden Co. Ltd.	16,700	423,796
Takeuchi Manufacturing Co. Ltd.	4,500	157,788
TDK Corp.	27,700	1,703,324
TechnoPro Holdings Inc.	16,000	262,063
Terumo Corp.	63,700	1,056,477
TIS Inc.	23,800	462,387
Tokio Marine Holdings Inc.	231,700	8,707,064
Tokyo Steel Manufacturing Co. Ltd.	9,400	95,568
Tokyo Tatemono Co. Ltd.	32,000	509,206
Tri Chemical Laboratories Inc.	1,000	27,225
Unicharm Corp.	15,400	494,882
Valor Holdings Co. Ltd.	4,800	73,625
Yakult Honsha Co. Ltd.	30,300	542,867
Yamaguchi Financial Group Inc.	27,100	310,133
Yaoko Co. Ltd.	1,700	103,039
Yokogawa Bridge Holdings Corp.	5,600	94,420
Zensho Holdings Co. Ltd.	4,300	163,936
		135,997,505
Malaysia — 0.0%
Allianz Malaysia Bhd	20,600	97,400
TIME dotCom Bhd	124,100	132,321
		229,721
Mexico — 0.3%
Corporativo Fragua SAB de CV	10,287	521,823
Grupo Bimbo SAB de CV, Series A	124,736	440,513
Grupo Comercial Chedraui SA de CV	28,411	197,332
Orbia Advance Corp. SAB de CV	463,757	647,156
		1,806,824
Netherlands — 1.3%
IMCD NV	5,782	797,034
Koninklijke KPN NV	1,093,507	4,191,121
Koninklijke Vopak NV	16,042	666,483
Wolters Kluwer NV	21,125	3,488,545
		9,143,183
New Zealand — 0.2%
EBOS Group Ltd.	34,275	672,653
Mainfreight Ltd.	14,295	589,462
Summerset Group Holdings Ltd.	32,838	190,008
		1,452,123
Norway — 0.1%
Borregaard ASA	11,806	212,745
Europris ASA(b)	44,093	298,001
TOMRA Systems ASA	22,141	263,935
		774,681
Philippines — 0.1%
International Container Terminal Services Inc.	141,270	843,151

Poland — 0.0%
Dom Development SA	5,416	234,913

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Neuca SA	207	$47,204
		282,117
Portugal — 0.1%
Sonae SGPS SA	318,934	298,517

Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	7,780	250,861

South Africa — 0.3%
Gold Fields Ltd.	146,865	2,194,531
PSG Financial Services Ltd.	159,437	151,955
		2,346,486
South Korea — 0.4%
Cheil Worldwide Inc.	26,723	356,090
Hankook Tire & Technology Co. Ltd.	13,551	442,835
i-SENS Inc.	1,413	19,378
LEENO Industrial Inc.	714	120,688
LG Corp.	27,046	1,573,360
NICE Information Service Co. Ltd.	8,970	73,805
Park Systems Corp.	160	21,593
SK Gas Ltd.	708	89,908
Youngone Corp.	4,993	125,784
Youngone Holdings Co. Ltd.	1,573	94,121
Yuhan Corp.	2,148	125,725
		3,043,287
Spain — 3.1%
Iberdrola SA	1,574,836	20,433,384
Vidrala SA	1,862	210,057
Viscofan SA	11,614	761,441
		21,404,882
Sweden — 1.2%
AAK AB	14,058	411,629
Assa Abloy AB, Class B	109,550	3,102,513
Atrium Ljungberg AB, Class B	6,315	122,547
Bravida Holding AB(b)	33,915	251,381
Catena AB	4,079	203,841
Evolution AB(b)	33,022	3,437,237
Instalco AB	23,345	89,291
Lifco AB, Class B	10,806	296,595
Platzer Fastigheter Holding AB, Class B	8,766	75,456
		7,990,490
Switzerland — 11.5%
ALSO Holding AG, Registered	637	196,020
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	81	946,146
Chocoladefabriken Lindt & Spruengli AG, Registered	9	1,037,452
DKSH Holding AG	8,180	552,647
Geberit AG, Registered	4,897	2,884,587
Givaudan SA, Registered	900	4,262,954
Interroll Holding AG, Registered	52	153,287
Logitech International SA, Registered	11,512	1,107,924
Nestle SA, Registered	194,421	19,845,381
Novartis AG, Registered	195,479	20,812,967
Roche Holding AG, Bearer	6,606	2,014,059
Roche Holding AG, NVS	76,108	21,086,385
Siegfried Holding AG, Registered	86	89,195
Sika AG, Registered	12,403	3,540,554
Tecan Group AG, Registered	750	251,113
Temenos AG, Registered	7,504	517,109
		79,297,780
Security	Shares	Value

Taiwan — 0.9%
Advantech Co. Ltd.	87,893	$1,000,644
Alchip Technologies Ltd.	2,000	150,592
Allis Electric Co. Ltd.	16,000	73,468
Lotes Co. Ltd.	10,155	509,022
Sinbon Electronics Co. Ltd.	40,000	359,884
Topco Scientific Co.Ltd.	38,000	321,697
Unimicron Technology Corp.	358,000	1,980,682
Universal Vision Biotechnology Co. Ltd.	7,000	53,760
Wistron Corp.	431,000	1,398,842
		5,848,591
Thailand — 0.1%
Gulf Energy Development PCL, NVDR	742,300	816,705

Turkey — 0.0%
Enerjisa Enerji AS(b)	55,938	116,362

United Kingdom — 7.7%
Ashtead Group PLC	39,346	2,623,342
BAE Systems PLC	415,268	6,916,964
Bunzl PLC	47,500	1,804,718
Chemring Group PLC	28,673	135,015
Clarkson PLC	4,674	244,608
Coca-Cola HBC AG, Class DI	37,801	1,286,526
Cranswick PLC	6,831	383,829
Croda International PLC	21,034	1,046,421
DCC PLC	22,018	1,536,676
Diageo PLC	440,989	13,844,398
Diploma PLC	11,870	620,466
Drax Group PLC	111,638	695,264
Gamma Communications PLC	8,619	153,623
GlobalData PLC, NVS	50,412	138,922
Halma PLC	21,947	748,075
Hargreaves Lansdown PLC	88,733	1,264,839
Hikma Pharmaceuticals PLC	28,135	670,345
Hilton Food Group PLC	19,519	221,819
JTC PLC(b)	12,726	154,144
London Stock Exchange Group PLC	33,238	3,941,306
Pearson PLC	102,540	1,280,435
RELX PLC	199,260	9,129,860
Sage Group PLC (The)	116,975	1,602,593
Sirius Real Estate Ltd.	450,523	532,703
Softcat PLC	13,760	316,059
Spectris PLC	15,322	537,576
Spirax Group PLC	8,690	931,389
YouGov PLC	6,003	30,809
		52,792,724

Total Common Stocks — 99.0%
(Cost: $611,672,611)		680,663,582

Preferred Stocks

Germany — 0.1%
FUCHS SE, Preference Shares, NVS	10,462	478,258

South Korea — 0.0%
LG Corp., Preference Shares, NVS	979	42,969

Total Preferred Stocks — 0.1%
(Cost: $414,914)		521,227

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 08/20/24)(c)	1,913	$3,080

Total Rights — 0.0%
(Cost: $—)		3,080

Total Long-Term Investments — 99.1%
(Cost: $612,087,525)		681,187,889

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%(d)(e)(f)	388,938	389,055
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	840,000	840,000

Total Short-Term Securities — 0.2%
(Cost: $1,229,113)		1,229,055

Total Investments — 99.3%
(Cost: $613,316,638)		682,416,944

Other Assets Less Liabilities — 0.7%		4,982,189

Net Assets — 100.0%		$687,399,133

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,786	$258,241	(a)	$—	$67	$(39)	$389,055	388,938	$1,378	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	610,000	(a)	—	—	—	840,000	840,000	9,247		—
					$67	$(39)	$1,229,055		$10,625		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	5	09/19/24	$958	$6,418
MSCI EAFE Index	43	09/20/24	5,038	19,334
				$25,752

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$147,440,580	$533,223,002	$—	$680,663,582
Preferred Stocks	—	521,227	—	521,227
Rights	3,080	—	—	3,080
Short-Term Securities
Money Market Funds	1,229,055	—	—	1,229,055
	$148,672,715	$533,744,229	$—	$682,416,944
Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,752	$—	$—	$25,752

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares